real estate joint ventures - Investment activity (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ (543)	$ (464)	$ (949)	$ (821)
Real estate joint ventures
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us		(1)		(1)
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other	1		2	1
Cash flows in the current reporting period
Construction credit facilities amounts advanced	9	7	17	13
Financing costs paid to us	(1)		(2)	(1)
Funds repaid to us and earnings distributed		(1)		(1)
Net increase (decrease)	9	5	17	11
Real estate joint ventures carrying amounts
Balance, beginning of period	82	68	74	62
Balance, end of period	91	73	91	73
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us		(1)		(1)
Cash flows in the current reporting period
Funds repaid to us and earnings distributed		(1)		(1)
Net increase (decrease)		(2)		(2)
Real estate joint ventures carrying amounts
Balance, beginning of period	5	15	5	15
Balance, end of period	5	13	5	13
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other	1		2	1
Cash flows in the current reporting period
Construction credit facilities amounts advanced	9	7	17	13
Financing costs paid to us	(1)		(2)	(1)
Net increase (decrease)	9	7	17	13
Real estate joint ventures carrying amounts
Balance, beginning of period	77	53	69	47
Balance, end of period	$ 86	60	$ 86	60
TELUS Garden real estate joint venture
Real estate joint ventures carrying amounts
Related party revenue from TELUS Garden office tenancy		$ 3		$ 6